Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2019
Right-of-use asset and lease liability
Right-of-use asset and lease liability

6.   Right-of-use asset and lease liability:

BELLUS Health Inc. leases office space in Laval, Quebec, Canada. An amendment to the Company’s property lease was signed on June 25, 2019, extending the property lease by an additional one-year term beyond the initial expiry on January 31, 2020, to January 31, 2021. In addition, the Company entered into a property lease on November 1, 2019 for additional office space at the same location, which expires on January 31, 2021.

Right of use asset:

Net book
Value

Cost:
Balance as at January 1, 2019	$156
Additions to right-of-use asset	267
Balance as at December 31, 2019	$423

Accumulated amortization:
Balance as at January 1, 2019	$—
Depreciation expense for the year	(158)
Balance as at December 31, 2019	$(158)

Net book value:
Balance as at January 1, 2019	$156
Balance as at December 31, 2019	$265

Lease liability:

Carrying
Value

Balance as at January 1, 2019	$156

Additions to lease liability	267

Interest expense	16
Principal repayment	(195)
Balance as at December 31, 2019	$244
Current portion of lease liability	217
Non-current portion of lease liability	$27

The remaining life of the Company’s property leases as of December 31, 2019 is 1.1 year.

Lease payments were discounted using an incremental borrowing rate of 5%.

Minimum annual payments under the non-cancelable leases, undiscounted, are as follows:

Years ending December 31,

2020	$230
2021 and after	29
$259